Note 6 - Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	May 23, 2023	Jan. 20, 2023
Revolving credit facility	$ 1,000	$ 237,225
Long-term debt	369,878	604,786
Total long-term debt	349,822	604,786
Less current portion	96,000	19,000
Term Loan A-1 [Member]
Outstanding principal	81,000	85,000
Unamortized debt issuance costs	(5)	(37)
Long-term debt	80,995	84,963
Term Loan A-2 [Member]
Outstanding principal	268,500	283,500
Unamortized debt issuance costs	(673)	(902)
Long-term debt	267,827	282,598	$ 173,500	$ 175,000
Long Term Debt Excluding Finance Obligation [Member]
Long-term debt	253,822	585,786
Revolving Credit Facility [Member]
Revolving credit facility	$ 1,000	$ 237,225